Offerings - Offering: 1	Feb. 25, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered	16,057,699
Carry Forward Form Type	S-3
Carry Forward File Number	333-263722
Carry Forward Initial Effective Date	Mar. 21, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 195,583.86
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act, the number of shares of common stock being registered on behalf of the selling stockholder shall be adjusted to include any additional shares of common stock that may become issuable as a result of any distribution, split, combination or similar transaction.

(2)	The proposed maximum offering price per share of common stock will be determined from time to time in connection with, and at the time of, the sale by the selling stockholder.

(3)
In accordance with Rule 415(a)(6) under the Securities Act, this Regis trati
on Statement carries over, as of the date of filing of this Registration Statement, 16,057,699 shares of common stock previously registered under the Registrant’s registration statement on Form
S-3
(File
No. 333-263722)
(which we refer to as the “Prior Registration Statement”), which was filed with the SEC and became automatically effective on March 21, 2022, which shares remain unsold under the Prior Registration Statement (which we refer to as the “Previously Registered Unsold Securities”). In connection with the registration of the offering and sale of the Previously Registered Unsold Securities under the Prior Registration Statement, the Registrant previously paid the applicable registration fee (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) (which we refer to as the “Previously Paid Registration Fee”), which will continue to be applied to the Previously Registered Unsold Securities. Accordingly, no registration fee is due upon the filing of this Registration Statement. In accordance with Rule 415(a)(6), the offering of Previously Registered Unsold Securities on the Prior Registration Statement will be deemed terminated as of the effective date of this Registration Statement.